UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05723

Name of Fund:  BlackRock Emerging Markets Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Emerging Markets Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2026

Date of reporting period: 04/30/2026

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Emerging Markets Fund, Inc.

Class K Shares | MKDCX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$104	0.81%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Class K Shares  returned 56.25%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.

What contributed to performance?

In terms of countries, Taiwan and South Korea made the largest contribution to absolute performance. At the sector level, information technology and industrials were the primary contributors. Taiwan Semiconductor Manufacturing Co., Ltd. and the South Korean memory-chip leader SK Hynix, Inc. were the largest contributors among the Fund’s individual holdings. Both stocks were boosted by high demand for AI chips and the companies’ dominance in advanced semiconductor manufacturing and high-bandwidth memory.

The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had no impact on performance. The Fund's cash position had no material impact on performance.

What detracted from performance?

With respect to countries, India and the Philippines were the largest detractors. Consumer discretionary and consumer staples were the primary detractors at the sector level. In terms of individual holdings, the Chinese energy drink company Eastroc Beverage Co., Ltd. was the largest detractor. The decline was primarily driven by a valuation de-rating and moderating growth expectations. The internet company Sea Ltd. also hurt absolute performance. The weakness was primarily driven by valuation compression following a strong rally, together with investor concerns about the company’s profit-margin sustainability.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	MSCI Emerging Markets Index (Net)
Apr 16	$10,000	$10,000
May 16	$9,921	$9,627
Jun 16	$10,397	$10,012
Jul 16	$10,921	$10,516
Aug 16	$11,135	$10,777
Sep 16	$11,348	$10,915
Oct 16	$11,178	$10,941
Nov 16	$10,470	$10,438
Dec 16	$10,353	$10,461
Jan 17	$11,154	$11,033
Feb 17	$11,402	$11,371
Mar 17	$11,868	$11,658
Apr 17	$12,148	$11,913
May 17	$12,464	$12,266
Jun 17	$12,607	$12,389
Jul 17	$13,303	$13,128
Aug 17	$13,756	$13,420
Sep 17	$13,787	$13,367
Oct 17	$14,129	$13,836
Nov 17	$14,259	$13,863
Dec 17	$14,710	$14,361
Jan 18	$16,051	$15,558
Feb 18	$15,178	$14,840
Mar 18	$15,134	$14,565
Apr 18	$15,072	$14,500
May 18	$14,753	$13,986
Jun 18	$14,029	$13,405
Jul 18	$14,360	$13,700
Aug 18	$13,774	$13,329
Sep 18	$13,742	$13,258
Oct 18	$12,944	$12,104
Nov 18	$13,586	$12,603
Dec 18	$13,144	$12,269
Jan 19	$14,512	$13,343
Feb 19	$14,393	$13,373
Mar 19	$14,626	$13,485
Apr 19	$15,048	$13,769
May 19	$14,039	$12,770
Jun 19	$15,156	$13,567
Jul 19	$14,885	$13,401
Aug 19	$14,437	$12,748
Sep 19	$14,689	$12,991
Oct 19	$15,465	$13,539
Nov 19	$15,540	$13,520
Dec 19	$16,625	$14,529
Jan 20	$16,100	$13,852
Feb 20	$15,549	$13,121
Mar 20	$13,004	$11,100
Apr 20	$14,241	$12,117
May 20	$14,658	$12,210
Jun 20	$15,664	$13,107
Jul 20	$16,757	$14,279
Aug 20	$17,272	$14,594
Sep 20	$16,712	$14,360
Oct 20	$17,214	$14,656
Nov 20	$18,919	$16,012
Dec 20	$20,717	$17,189
Jan 21	$21,495	$17,716
Feb 21	$22,441	$17,851
Mar 21	$21,948	$17,582
Apr 21	$22,376	$18,019
May 21	$22,570	$18,437
Jun 21	$22,979	$18,469
Jul 21	$21,503	$17,226
Aug 21	$21,779	$17,677
Sep 21	$20,748	$16,974
Oct 21	$21,226	$17,142
Nov 21	$20,323	$16,443
Dec 21	$20,486	$16,752
Jan 22	$20,432	$16,435
Feb 22	$18,623	$15,943
Mar 22	$17,756	$15,583
Apr 22	$16,670	$14,717
May 22	$16,752	$14,781
Jun 22	$15,769	$13,799
Jul 22	$15,720	$13,765
Aug 22	$15,713	$13,823
Sep 22	$14,210	$12,202
Oct 22	$13,860	$11,823
Nov 22	$15,899	$13,577
Dec 22	$15,557	$13,386
Jan 23	$17,143	$14,443
Feb 23	$15,962	$13,507
Mar 23	$16,305	$13,916
Apr 23	$16,130	$13,758
May 23	$15,969	$13,527
Jun 23	$16,758	$14,040
Jul 23	$17,470	$14,915
Aug 23	$16,395	$13,996
Sep 23	$15,862	$13,630
Oct 23	$15,328	$13,100
Nov 23	$16,599	$14,149
Dec 23	$17,241	$14,702
Jan 24	$16,452	$14,019
Feb 24	$16,858	$14,686
Mar 24	$17,405	$15,050
Apr 24	$17,256	$15,117
May 24	$17,419	$15,203
Jun 24	$17,803	$15,802
Jul 24	$17,703	$15,849
Aug 24	$17,838	$16,105
Sep 24	$18,481	$17,181
Oct 24	$17,767	$16,417
Nov 24	$17,103	$15,827
Dec 24	$17,060	$15,805
Jan 25	$17,126	$16,087
Feb 25	$17,155	$16,165
Mar 25	$17,024	$16,268
Apr 25	$17,111	$16,481
May 25	$17,944	$17,185
Jun 25	$19,153	$18,218
Jul 25	$18,904	$18,573
Aug 25	$19,733	$18,811
Sep 25	$21,092	$20,157
Oct 25	$21,768	$20,999
Nov 25	$21,652	$20,497
Dec 25	$22,280	$21,110
Jan 26	$24,050	$22,979
Feb 26	$25,647	$24,242
Mar 26	$22,598	$21,075
Apr 26	$26,736	$24,176

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	56.25%	3.62%	10.33%
MSCI Emerging Markets Index (Net)...
	46.68	6.05	9.23

Key Fund statistics

Table Summary
Net Assets...
$2,096,875,849
Number of Portfolio Holdings...
89
Net Investment Advisory Fees...
$16,008,126
Portfolio Turnover Rate...
88%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Ten largest holdings

Geographic allocation

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
11.4%
Samsung Electronics Co. Ltd...
5.6
Tencent Holdings Ltd...
4.9
SK Hynix, Inc...
4.8
SK Square Co. Ltd...
4.0
Elite Material Co. Ltd...
3.5
Wiwynn Corp...
2.6
Delta Electronics, Inc...
2.6
OTP Bank Nyrt...
2.3
Alibaba Group Holding Ltd...
2.2
Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
24.4%
South Korea...
18.5
China...
18.2
India...
8.1
Brazil...
3.1
Mexico...
2.4
Hungary...
2.3
South Africa...
2.2
Canada...
1.9
Saudi Arabia...
1.8
OtherFootnote Reference(b)...
9.2
Short-Term Securities...
6.8
Other Assets Less Liabilities...
1.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets Fund, Inc.

Class K Shares | MKDCX

Annual Shareholder Report — April 30, 2026

MKDCX-04/26-AR

BlackRock Emerging Markets Fund, Inc.

Institutional Shares | MADCX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$111	0.86%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Institutional Shares  returned 56.17%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.

What contributed to performance?

In terms of countries, Taiwan and South Korea made the largest contribution to absolute performance. At the sector level, information technology and industrials were the primary contributors. Taiwan Semiconductor Manufacturing Co., Ltd. and the South Korean memory-chip leader SK Hynix, Inc. were the largest contributors among the Fund’s individual holdings. Both stocks were boosted by high demand for AI chips and the companies’ dominance in advanced semiconductor manufacturing and high-bandwidth memory.

The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had no impact on performance. The Fund's cash position had no material impact on performance.

What detracted from performance?

With respect to countries, India and the Philippines were the largest detractors. Consumer discretionary and consumer staples were the primary detractors at the sector level. In terms of individual holdings, the Chinese energy drink company Eastroc Beverage Co., Ltd. was the largest detractor. The decline was primarily driven by a valuation de-rating and moderating growth expectations. The internet company Sea Ltd. also hurt absolute performance. The weakness was primarily driven by valuation compression following a strong rally, together with investor concerns about the company’s profit-margin sustainability.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	MSCI Emerging Markets Index (Net)
Apr 16	$10,000	$10,000
May 16	$9,921	$9,627
Jun 16	$10,397	$10,012
Jul 16	$10,921	$10,516
Aug 16	$11,135	$10,777
Sep 16	$11,348	$10,915
Oct 16	$11,178	$10,941
Nov 16	$10,470	$10,438
Dec 16	$10,353	$10,461
Jan 17	$11,154	$11,033
Feb 17	$11,402	$11,371
Mar 17	$11,868	$11,658
Apr 17	$12,148	$11,913
May 17	$12,464	$12,266
Jun 17	$12,607	$12,389
Jul 17	$13,303	$13,128
Aug 17	$13,756	$13,420
Sep 17	$13,787	$13,367
Oct 17	$14,129	$13,836
Nov 17	$14,259	$13,863
Dec 17	$14,710	$14,361
Jan 18	$16,051	$15,558
Feb 18	$15,172	$14,840
Mar 18	$15,128	$14,565
Apr 18	$15,065	$14,500
May 18	$14,747	$13,986
Jun 18	$14,023	$13,405
Jul 18	$14,354	$13,700
Aug 18	$13,767	$13,329
Sep 18	$13,736	$13,258
Oct 18	$12,937	$12,104
Nov 18	$13,574	$12,603
Dec 18	$13,133	$12,269
Jan 19	$14,501	$13,343
Feb 19	$14,381	$13,373
Mar 19	$14,614	$13,485
Apr 19	$15,037	$13,769
May 19	$14,028	$12,770
Jun 19	$15,144	$13,567
Jul 19	$14,873	$13,401
Aug 19	$14,425	$12,748
Sep 19	$14,677	$12,991
Oct 19	$15,446	$13,539
Nov 19	$15,522	$13,520
Dec 19	$16,606	$14,529
Jan 20	$16,081	$13,852
Feb 20	$15,531	$13,121
Mar 20	$12,983	$11,100
Apr 20	$14,218	$12,117
May 20	$14,641	$12,210
Jun 20	$15,639	$13,107
Jul 20	$16,737	$14,279
Aug 20	$17,244	$14,594
Sep 20	$16,685	$14,360
Oct 20	$17,186	$14,656
Nov 20	$18,882	$16,012
Dec 20	$20,680	$17,189
Jan 21	$21,457	$17,716
Feb 21	$22,401	$17,851
Mar 21	$21,910	$17,582
Apr 21	$22,337	$18,019
May 21	$22,531	$18,437
Jun 21	$22,938	$18,469
Jul 21	$21,462	$17,226
Aug 21	$21,731	$17,677
Sep 21	$20,702	$16,974
Oct 21	$21,179	$17,142
Nov 21	$20,278	$16,443
Dec 21	$20,441	$16,752
Jan 22	$20,386	$16,435
Feb 22	$18,581	$15,943
Mar 22	$17,715	$15,583
Apr 22	$16,632	$14,717
May 22	$16,714	$14,781
Jun 22	$15,733	$13,799
Jul 22	$15,680	$13,765
Aug 22	$15,673	$13,823
Sep 22	$14,173	$12,202
Oct 22	$13,824	$11,823
Nov 22	$15,851	$13,577
Dec 22	$15,512	$13,386
Jan 23	$17,094	$14,443
Feb 23	$15,916	$13,507
Mar 23	$16,258	$13,916
Apr 23	$16,091	$13,758
May 23	$15,923	$13,527
Jun 23	$16,711	$14,040
Jul 23	$17,425	$14,915
Aug 23	$16,346	$13,996
Sep 23	$15,813	$13,630
Oct 23	$15,281	$13,100
Nov 23	$16,542	$14,149
Dec 23	$17,184	$14,702
Jan 24	$16,404	$14,019
Feb 24	$16,801	$14,686
Mar 24	$17,347	$15,050
Apr 24	$17,198	$15,117
May 24	$17,361	$15,203
Jun 24	$17,743	$15,802
Jul 24	$17,641	$15,849
Aug 24	$17,776	$16,105
Sep 24	$18,416	$17,181
Oct 24	$17,705	$16,417
Nov 24	$17,043	$15,827
Dec 24	$17,001	$15,805
Jan 25	$17,066	$16,087
Feb 25	$17,088	$16,165
Mar 25	$16,958	$16,268
Apr 25	$17,045	$16,481
May 25	$17,874	$17,185
Jun 25	$19,080	$18,218
Jul 25	$18,827	$18,573
Aug 25	$19,652	$18,811
Sep 25	$21,006	$20,157
Oct 25	$21,680	$20,999
Nov 25	$21,564	$20,497
Dec 25	$22,181	$21,110
Jan 26	$23,951	$22,979
Feb 26	$25,541	$24,242
Mar 26	$22,497	$21,075
Apr 26	$26,618	$24,176

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	56.17%	3.57%	10.29%
MSCI Emerging Markets Index (Net)...
	46.68	6.05	9.23

Key Fund statistics

Table Summary
Net Assets...
$2,096,875,849
Number of Portfolio Holdings...
89
Net Investment Advisory Fees...
$16,008,126
Portfolio Turnover Rate...
88%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Ten largest holdings

Geographic allocation

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
11.4%
Samsung Electronics Co. Ltd...
5.6
Tencent Holdings Ltd...
4.9
SK Hynix, Inc...
4.8
SK Square Co. Ltd...
4.0
Elite Material Co. Ltd...
3.5
Wiwynn Corp...
2.6
Delta Electronics, Inc...
2.6
OTP Bank Nyrt...
2.3
Alibaba Group Holding Ltd...
2.2
Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
24.4%
South Korea...
18.5
China...
18.2
India...
8.1
Brazil...
3.1
Mexico...
2.4
Hungary...
2.3
South Africa...
2.2
Canada...
1.9
Saudi Arabia...
1.8
OtherFootnote Reference(b)...
9.2
Short-Term Securities...
6.8
Other Assets Less Liabilities...
1.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets Fund, Inc.

Institutional Shares | MADCX

Annual Shareholder Report — April 30, 2026

MADCX-04/26-AR

BlackRock Emerging Markets Fund, Inc.

Investor A Shares | MDDCX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$143	1.11%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor A Shares  returned 55.81%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.

What contributed to performance?

In terms of countries, Taiwan and South Korea made the largest contribution to absolute performance. At the sector level, information technology and industrials were the primary contributors. Taiwan Semiconductor Manufacturing Co., Ltd. and the South Korean memory-chip leader SK Hynix, Inc. were the largest contributors among the Fund’s individual holdings. Both stocks were boosted by high demand for AI chips and the companies’ dominance in advanced semiconductor manufacturing and high-bandwidth memory.

The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had no impact on performance. The Fund's cash position had no material impact on performance.

What detracted from performance?

With respect to countries, India and the Philippines were the largest detractors. Consumer discretionary and consumer staples were the primary detractors at the sector level. In terms of individual holdings, the Chinese energy drink company Eastroc Beverage Co., Ltd. was the largest detractor. The decline was primarily driven by a valuation de-rating and moderating growth expectations. The internet company Sea Ltd. also hurt absolute performance. The weakness was primarily driven by valuation compression following a strong rally, together with investor concerns about the company’s profit-margin sustainability.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	MSCI Emerging Markets Index (Net)
Apr 16	$9,475	$10,000
May 16	$9,397	$9,627
Jun 16	$9,847	$10,012
Jul 16	$10,333	$10,516
Aug 16	$10,536	$10,777
Sep 16	$10,734	$10,915
Oct 16	$10,566	$10,941
Nov 16	$9,895	$10,438
Dec 16	$9,781	$10,461
Jan 17	$10,535	$11,033
Feb 17	$10,772	$11,371
Mar 17	$11,204	$11,658
Apr 17	$11,466	$11,913
May 17	$11,764	$12,266
Jun 17	$11,898	$12,389
Jul 17	$12,542	$13,128
Aug 17	$12,974	$13,420
Sep 17	$12,999	$13,367
Oct 17	$13,309	$13,836
Nov 17	$13,437	$13,863
Dec 17	$13,855	$14,361
Jan 18	$15,117	$15,558
Feb 18	$14,282	$14,840
Mar 18	$14,239	$14,565
Apr 18	$14,178	$14,500
May 18	$13,874	$13,986
Jun 18	$13,191	$13,405
Jul 18	$13,496	$13,700
Aug 18	$12,948	$13,329
Sep 18	$12,911	$13,258
Oct 18	$12,162	$12,104
Nov 18	$12,759	$12,603
Dec 18	$12,339	$12,269
Jan 19	$13,621	$13,343
Feb 19	$13,505	$13,373
Mar 19	$13,719	$13,485
Apr 19	$14,118	$13,769
May 19	$13,161	$12,770
Jun 19	$14,210	$13,567
Jul 19	$13,946	$13,401
Aug 19	$13,529	$12,748
Sep 19	$13,762	$12,991
Oct 19	$14,486	$13,539
Nov 19	$14,553	$13,520
Dec 19	$15,558	$14,529
Jan 20	$15,067	$13,852
Feb 20	$14,545	$13,121
Mar 20	$12,158	$11,100
Apr 20	$13,314	$12,117
May 20	$13,706	$12,210
Jun 20	$14,638	$13,107
Jul 20	$15,661	$14,279
Aug 20	$16,134	$14,594
Sep 20	$15,605	$14,360
Oct 20	$16,072	$14,656
Nov 20	$17,656	$16,012
Dec 20	$19,329	$17,189
Jan 21	$20,051	$17,716
Feb 21	$20,935	$17,851
Mar 21	$20,465	$17,582
Apr 21	$20,860	$18,019
May 21	$21,035	$18,437
Jun 21	$21,412	$18,469
Jul 21	$20,028	$17,226
Aug 21	$20,283	$17,677
Sep 21	$19,317	$16,974
Oct 21	$19,760	$17,142
Nov 21	$18,912	$16,443
Dec 21	$19,062	$16,752
Jan 22	$19,009	$16,435
Feb 22	$17,320	$15,943
Mar 22	$16,508	$15,583
Apr 22	$15,491	$14,717
May 22	$15,564	$14,781
Jun 22	$14,653	$13,799
Jul 22	$14,600	$13,765
Aug 22	$14,587	$13,823
Sep 22	$13,188	$12,202
Oct 22	$12,863	$11,823
Nov 22	$14,746	$13,577
Dec 22	$14,426	$13,386
Jan 23	$15,901	$14,443
Feb 23	$14,796	$13,507
Mar 23	$15,113	$13,916
Apr 23	$14,951	$13,758
May 23	$14,796	$13,527
Jun 23	$15,517	$14,040
Jul 23	$16,181	$14,915
Aug 23	$15,179	$13,996
Sep 23	$14,678	$13,630
Oct 23	$14,183	$13,100
Nov 23	$15,355	$14,149
Dec 23	$15,941	$14,702
Jan 24	$15,216	$14,019
Feb 24	$15,585	$14,686
Mar 24	$16,085	$15,050
Apr 24	$15,941	$15,117
May 24	$16,091	$15,203
Jun 24	$16,440	$15,802
Jul 24	$16,341	$15,849
Aug 24	$16,465	$16,105
Sep 24	$17,048	$17,181
Oct 24	$16,389	$16,417
Nov 24	$15,778	$15,827
Dec 24	$15,732	$15,805
Jan 25	$15,788	$16,087
Feb 25	$15,808	$16,165
Mar 25	$15,683	$16,268
Apr 25	$15,760	$16,481
May 25	$16,525	$17,185
Jun 25	$17,637	$18,218
Jul 25	$17,402	$18,573
Aug 25	$18,162	$18,811
Sep 25	$19,403	$20,157
Oct 25	$20,017	$20,999
Nov 25	$19,912	$20,497
Dec 25	$20,479	$21,110
Jan 26	$22,104	$22,979
Feb 26	$23,569	$24,242
Mar 26	$20,755	$21,075
Apr 26	$24,556	$24,176

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	55.81%	3.32%	9.99%
Investor A Shares (with sales charge)...
	47.63	2.21	9.40
MSCI Emerging Markets Index (Net)...
	46.68	6.05	9.23

Key Fund statistics

Table Summary
Net Assets...
$2,096,875,849
Number of Portfolio Holdings...
89
Net Investment Advisory Fees...
$16,008,126
Portfolio Turnover Rate...
88%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Ten largest holdings

Geographic allocation

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
11.4%
Samsung Electronics Co. Ltd...
5.6
Tencent Holdings Ltd...
4.9
SK Hynix, Inc...
4.8
SK Square Co. Ltd...
4.0
Elite Material Co. Ltd...
3.5
Wiwynn Corp...
2.6
Delta Electronics, Inc...
2.6
OTP Bank Nyrt...
2.3
Alibaba Group Holding Ltd...
2.2
Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
24.4%
South Korea...
18.5
China...
18.2
India...
8.1
Brazil...
3.1
Mexico...
2.4
Hungary...
2.3
South Africa...
2.2
Canada...
1.9
Saudi Arabia...
1.8
OtherFootnote Reference(b)...
9.2
Short-Term Securities...
6.8
Other Assets Less Liabilities...
1.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets Fund, Inc.

Investor A Shares | MDDCX

Annual Shareholder Report — April 30, 2026

MDDCX-04/26-AR

BlackRock Emerging Markets Fund, Inc.

Investor C Shares | MCDCX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$237	1.86%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor C Shares  returned 54.55%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.

What contributed to performance?

In terms of countries, Taiwan and South Korea made the largest contribution to absolute performance. At the sector level, information technology and industrials were the primary contributors. Taiwan Semiconductor Manufacturing Co., Ltd. and the South Korean memory-chip leader SK Hynix, Inc. were the largest contributors among the Fund’s individual holdings. Both stocks were boosted by high demand for AI chips and the companies’ dominance in advanced semiconductor manufacturing and high-bandwidth memory.

The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had no impact on performance. The Fund's cash position had no material impact on performance.

What detracted from performance?

With respect to countries, India and the Philippines were the largest detractors. Consumer discretionary and consumer staples were the primary detractors at the sector level. In terms of individual holdings, the Chinese energy drink company Eastroc Beverage Co., Ltd. was the largest detractor. The decline was primarily driven by a valuation de-rating and moderating growth expectations. The internet company Sea Ltd. also hurt absolute performance. The weakness was primarily driven by valuation compression following a strong rally, together with investor concerns about the company’s profit-margin sustainability.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Investor C Shares	MSCI Emerging Markets Index (Net)
Apr 16	$10,000	$10,000
May 16	$9,911	$9,627
Jun 16	$10,379	$10,012
Jul 16	$10,885	$10,516
Aug 16	$11,086	$10,777
Sep 16	$11,287	$10,915
Oct 16	$11,109	$10,941
Nov 16	$10,394	$10,438
Dec 16	$10,262	$10,461
Jan 17	$11,049	$11,033
Feb 17	$11,289	$11,371
Mar 17	$11,732	$11,658
Apr 17	$11,994	$11,913
May 17	$12,301	$12,266
Jun 17	$12,429	$12,389
Jul 17	$13,096	$13,128
Aug 17	$13,531	$13,420
Sep 17	$13,553	$13,367
Oct 17	$13,868	$13,836
Nov 17	$13,988	$13,863
Dec 17	$14,423	$14,361
Jan 18	$15,720	$15,558
Feb 18	$14,843	$14,840
Mar 18	$14,790	$14,565
Apr 18	$14,715	$14,500
May 18	$14,385	$13,986
Jun 18	$13,673	$13,405
Jul 18	$13,980	$13,700
Aug 18	$13,403	$13,329
Sep 18	$13,358	$13,258
Oct 18	$12,571	$12,104
Nov 18	$13,178	$12,603
Dec 18	$12,744	$12,269
Jan 19	$14,055	$13,343
Feb 19	$13,928	$13,373
Mar 19	$14,145	$13,485
Apr 19	$14,543	$13,769
May 19	$13,553	$12,770
Jun 19	$14,618	$13,567
Jul 19	$14,340	$13,401
Aug 19	$13,898	$12,748
Sep 19	$14,130	$12,991
Oct 19	$14,865	$13,539
Nov 19	$14,925	$13,520
Dec 19	$15,947	$14,529
Jan 20	$15,434	$13,852
Feb 20	$14,890	$13,121
Mar 20	$12,444	$11,100
Apr 20	$13,614	$12,117
May 20	$13,999	$12,210
Jun 20	$14,951	$13,107
Jul 20	$15,975	$14,279
Aug 20	$16,451	$14,594
Sep 20	$15,907	$14,360
Oct 20	$16,368	$14,656
Nov 20	$17,970	$16,012
Dec 20	$19,663	$17,189
Jan 21	$20,389	$17,716
Feb 21	$21,273	$17,851
Mar 21	$20,781	$17,582
Apr 21	$21,167	$18,019
May 21	$21,333	$18,437
Jun 21	$21,703	$18,469
Jul 21	$20,284	$17,226
Aug 21	$20,529	$17,677
Sep 21	$19,540	$16,974
Oct 21	$19,975	$17,142
Nov 21	$19,105	$16,443
Dec 21	$19,246	$16,752
Jan 22	$19,174	$16,435
Feb 22	$17,464	$15,943
Mar 22	$16,633	$15,583
Apr 22	$15,602	$14,717
May 22	$15,666	$14,781
Jun 22	$14,738	$13,799
Jul 22	$14,675	$13,765
Aug 22	$14,659	$13,823
Sep 22	$13,241	$12,202
Oct 22	$12,905	$11,823
Nov 22	$14,787	$13,577
Dec 22	$14,456	$13,386
Jan 23	$15,918	$14,443
Feb 23	$14,813	$13,507
Mar 23	$15,114	$13,916
Apr 23	$14,943	$13,758
May 23	$14,781	$13,527
Jun 23	$15,496	$14,040
Jul 23	$16,144	$14,915
Aug 23	$15,133	$13,996
Sep 23	$14,628	$13,630
Oct 23	$14,122	$13,100
Nov 23	$15,280	$14,149
Dec 23	$15,862	$14,702
Jan 24	$15,123	$14,019
Feb 24	$15,476	$14,686
Mar 24	$15,969	$15,050
Apr 24	$15,821	$15,117
May 24	$15,970	$15,203
Jun 24	$16,317	$15,802
Jul 24	$16,218	$15,849
Aug 24	$16,341	$16,105
Sep 24	$16,920	$17,181
Oct 24	$16,266	$16,417
Nov 24	$15,660	$15,827
Dec 24	$15,614	$15,805
Jan 25	$15,669	$16,087
Feb 25	$15,690	$16,165
Mar 25	$15,566	$16,268
Apr 25	$15,641	$16,481
May 25	$16,400	$17,185
Jun 25	$17,504	$18,218
Jul 25	$17,272	$18,573
Aug 25	$18,026	$18,811
Sep 25	$19,257	$20,157
Oct 25	$19,866	$20,999
Nov 25	$19,763	$20,497
Dec 25	$20,325	$21,110
Jan 26	$21,938	$22,979
Feb 26	$23,392	$24,242
Mar 26	$20,599	$21,075
Apr 26	$24,371	$24,176

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	54.55%	2.54%	9.32%
Investor C Shares (with sales charge)...
	53.55	2.54	9.32
MSCI Emerging Markets Index (Net)...
	46.68	6.05	9.23

Key Fund statistics

Table Summary
Net Assets...
$2,096,875,849
Number of Portfolio Holdings...
89
Net Investment Advisory Fees...
$16,008,126
Portfolio Turnover Rate...
88%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Ten largest holdings

Geographic allocation

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
11.4%
Samsung Electronics Co. Ltd...
5.6
Tencent Holdings Ltd...
4.9
SK Hynix, Inc...
4.8
SK Square Co. Ltd...
4.0
Elite Material Co. Ltd...
3.5
Wiwynn Corp...
2.6
Delta Electronics, Inc...
2.6
OTP Bank Nyrt...
2.3
Alibaba Group Holding Ltd...
2.2
Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
24.4%
South Korea...
18.5
China...
18.2
India...
8.1
Brazil...
3.1
Mexico...
2.4
Hungary...
2.3
South Africa...
2.2
Canada...
1.9
Saudi Arabia...
1.8
OtherFootnote Reference(b)...
9.2
Short-Term Securities...
6.8
Other Assets Less Liabilities...
1.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets Fund, Inc.

Investor C Shares | MCDCX

Annual Shareholder Report — April 30, 2026

MCDCX-04/26-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Experts – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services –
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets Fund, Inc.	$36,771	$36,593	$0	$0	$16,300	$16,300	$208	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets Fund, Inc.	$16,508	$16,707

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Annual Financial
Statements and Additional
Information
BlackRock Emerging Markets Fund, Inc.
BlackRock Unconstrained Equity Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
April 30, 2026
BlackRock Emerging Markets Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 1.9%
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 4,015,321 $ 18,966,509
MercadoLibre, Inc.
(a)
............ 5,404 9,687,372
Rede D'Or Sao Luiz SA
(b) (c)
....... 850,436 6,584,619
XP, Inc. , Class A .............. 240,762 4,613,000
39,851,500
Canada — 1.9%
Kinross Gold Corp. ............. 663,279 20,057,557
Pan American Silver Corp. ........ 375,061 19,611,940
39,669,497
Chile — 0.8%
Sociedad Quimica y Minera de Chile
SA , ADR
(a)
................ 178,923 16,491,333
China — 18.2%
Alibaba Group Holding Ltd. ....... 2,257,576 37,207,142
Alibaba Group Holding Ltd. , ADR ... 75,359 9,938,345
BOC Hong Kong Holdings Ltd. ..... 2,685,500 15,447,503
China Life Insurance Co. Ltd. , Class H 1,414,000 5,216,323
Contemporary Amperex Technology
Co. Ltd. , Class A ............ 595,100 38,213,666
Contemporary Amperex Technology
Co. Ltd. , Class H ............ 235,700 18,628,789
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 430,400 12,854,573
Eastroc Beverage Group Co. Ltd. ,
Class H
(a)
................. 294,000 7,589,760
Meituan , Class B
(a) (b) (c)
........... 558,500 6,009,006
Montage Technology Co. Ltd. , Class
H
(a)
..................... 403,900 13,500,290
Muyuan Foods Co. Ltd. , Class H
(a)
.. 1,132,500 5,994,695
Sany Heavy Industry Co. Ltd. , Class A 14,663,751 43,818,799
Sany Heavy Industry Co. Ltd. , Class
H
(a)
..................... 4,921,000 13,740,933
Tencent Holdings Ltd. ........... 1,676,000 101,787,277
Victory Giant Technology Huizhou Co.
Ltd. , Class H
(a)
.............. 334,400 13,636,433
Xiaomi Corp. , Class B
(a) (b) (c)
....... 877,400 3,292,182
Zijin Mining Group Co. Ltd. , Class A . 591,400 2,913,265
Zijin Mining Group Co. Ltd. , Class H . 6,924,000 32,155,068
381,944,049
Greece — 1.4%
Alpha Bank SA ............... 7,545,460 30,281,702
Hong Kong — 1.3%
Futu Holdings Ltd. , ADR ......... 171,605 26,514,689
Hungary — 2.3%
OTP Bank Nyrt. ............... 359,037 48,157,248
India — 8.1%
Apollo Hospitals Enterprise Ltd. .... 243,693 19,671,083
Axis Bank Ltd. ................ 489,758 6,568,917
Bharti Airtel Ltd. ............... 570,826 11,410,770
CG Power & Industrial Solutions Ltd. . 1,241,973 10,669,600
HDFC Bank Ltd. .............. 1,950,661 15,954,601
ICICI Bank Ltd. ............... 1,592,098 21,363,313
ICICI Bank Ltd. , ADR ........... 248,729 6,613,704
Mahindra & Mahindra Ltd. ........ 621,821 20,394,021
Reliance Industries Ltd. ......... 995,426 15,097,027
UltraTech Cement Ltd. .......... 78,335 9,611,599
Varun Beverages Ltd. ........... 2,812,634 15,320,414
Security
Shares
Shares Value
India (continued)
Vishal Mega Mart Ltd.
(a)
.......... 13,265,064 $ 17,181,998
169,857,047
Indonesia — 0.9%
Aneka Tambang Tbk. ........... 21,033,700 4,564,620
Bank Mandiri Persero Tbk. PT ..... 56,140,300 14,284,987
18,849,607
Malaysia — 0.6%
CIMB Group Holdings Bhd. ....... 6,028,900 11,643,075
Mexico — 2.4%
Grupo Aeroportuario del Pacifico SAB
de CV , ADR ............... 65,340 16,457,186
Grupo Financiero Banorte SAB de CV ,
Class O .................. 3,031,152 32,913,468
49,370,654
Poland — 1.6%
Bank Polska Kasa Opieki SA ...... 293,373 18,364,701
Powszechny Zaklad Ubezpieczen SA 911,966 16,044,105
34,408,806
Russia — 0.0%
(a)(d)
Gazprom PJSC ............... 8,520,027 1,137
LUKOIL PJSC ................ 1,370,026 183
Novatek PJSC ................ 295,922 39
Sberbank of Russia PJSC ........ 6,788,060 906
T-Tekhnologii MKPAO , GDR
(c)
..... 25,066 3
2,268
Saudi Arabia — 1.8%
Al Rajhi Bank ................ 415,075 7,609,958
Rabigh Refining & Petrochemical Co.
(a)
7,806,780 30,869,097
38,479,055
Singapore — 1.0%
Sea Ltd. , ADR, Class A
(a)
......... 237,437 20,153,653
South Africa — 2.2%
Capitec Bank Holdings Ltd. ....... 110,772 28,762,283
Sasol Ltd.
(a)
.................. 1,296,110 18,015,349
46,777,632
South Korea — 18.5%
HD Hyundai Electric Co. Ltd. ...... 33,098 28,461,595
Hyundai Rotem Co. Ltd. ......... 121,184 22,176,104
KB Financial Group, Inc. ......... 190,080 20,814,747
Samsung Electronics Co. Ltd. ..... 777,796 117,126,502
Sanil Electric Co. Ltd. ........... 84,005 15,334,861
SK Hynix, Inc. ................ 112,696 100,498,764
SK Square Co. Ltd.
(a)
........... 142,446 82,903,703
387,316,276
Taiwan — 24.4%
Acter Group Corp. Ltd. .......... 818,000 21,866,397
Alchip Technologies Ltd. ......... 219,000 29,292,339
ASE Technology Holding Co. Ltd. ... 2,499,000 39,170,968
Delta Electronics, Inc. ........... 770,000 53,996,609
Elite Material Co. Ltd. ........... 487,000 72,565,258
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 3,436,000 238,533,541
Wiwynn Corp. ................ 367,000 55,101,580
510,526,692
Thailand — 0.8%
PTT Exploration & Production PCL ,
NVDR ................... 3,591,500 17,051,917

Schedule of Investments
(continued)
April 30, 2026
BlackRock Emerging Markets Fund, Inc.
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
United Arab Emirates — 0.8%
Aldar Properties PJSC .......... 8,228,368 $ 17,305,115
Total Common Stocks — 90.9%
(Cost: $ 1,275,237,879 ) ........................... 1,904,651,815
Preferred Securities
Preferred Stocks — 1.2%
Brazil — 1.2%
Cyrela Brazil Realty SA
Empreendimentos e Participacoes
(a)
436,603 1,892,140
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 2,389,320 23,821,788
25,713,928
Total Preferred Securities — 1.2%
(Cost: $ 22,878,181 ) .............................. 25,713,928
Total Long-Term Investments — 92 .1%
(Cost: $ 1,298,116,060 ) ........................... 1,930,365,743
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.8%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.54%
(e) (f)
.... 142,625,730 $ 142,625,730
Total Short-Term Securities — 6 .8%
(Cost: $ 142,625,730 ) ............................. 142,625,730
Total Investments — 98.9%
(Cost: $ 1,440,741,790 ) ........................... 2,072,991,473
Other Assets Less Liabilities — 1.1% ................... 23,884,376
Net Assets — 100.0% .............................. $ 2,096,875,849
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 2,031,498 $ — $ (2,021,079)
(b)
$ (10,406) $ (13) $ — — $ 643,330
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 300,161,444 — (157,535,717)
(b)
3 — 142,625,730 142,625,730 4,895,109 —
$ (10,403) $ (13) $ 142,625,730 $ 5,538,439 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Emerging Markets Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Axis Bank Ltd. .............. JPMorgan Chase Bank NA USD 8,576,822 02/11/27 0.40% 1D OBFR01 Monthly $ (649,327)
Contemporary Amperex Technology
Co. Ltd. ................ JPMorgan Chase Bank NA 7,373,175 02/16/27 (0.74)% 1D OBFR01 Monthly 884,727
FPT Corp. ................ HSBC Bank plc 7,406,799 02/10/28 0.90% 1D OBFR01 Monthly (322,196)
Hong Kong Exchanges & Clearing
Ltd. ................... Merrill Lynch International & Co. 5,349 02/15/28 0.30% 1D OBFR01 Monthly (84)
Hong Kong Exchanges & Clearing
Ltd. ................... JPMorgan Chase Bank NA 17,203,289 02/10/27 0.55% 1D OBFR01 Monthly 208,304
Hongfa Technology Co. Ltd. ..... HSBC Bank plc 15,657,524 02/10/28 (0.16)% 1D OBFR01 Monthly 2,926,279
Hwatsing Technology Co. Ltd. ... JPMorgan Chase Bank NA 22,529,248 02/16/27 (0.74)% 1D OBFR01 Monthly 2,256,196
Montage Technology Co. Ltd. .... JPMorgan Chase Bank NA 3,057,541 02/16/27 (0.74)% 1D OBFR01 Monthly 53,130
NAURA Technology Group Co. Ltd. HSBC Bank plc 8,365,217 02/10/28 (0.16)% 1D OBFR01 Monthly 1,377,735
Sany Heavy Industry Co. Ltd. .... HSBC Bank plc 8,101,935 02/10/28 (0.16)% 1D OBFR01 Monthly (176,825)
Sungrow Power Supply Co. Ltd. .. JPMorgan Chase Bank NA 3,959,541 02/16/27 (0.74)% 1D OBFR01 Monthly 369,476
Weichai Power Co. Ltd. ........ JPMorgan Chase Bank NA 16,783,061 02/16/27 0.50% 1D OBFR01 Monthly 842,208
Zijin Mining Group Co. Ltd. ..... HSBC Bank plc 30,109,464 02/10/28 (0.16)% 1D OBFR01 Monthly (855,146)
Total long positions of equity swaps 6,914,477
Net dividends and financing fees 151,278
Total equity swap contracts including dividends and financing fees $ 7,065,755
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 9,069,333 $ (2,003,578)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 9,069,333 $ — $ — $ — $ 9,069,333
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. $ — $ — $ 2,003,578 $ — $ — $ — $ 2,003,578

Schedule of Investments
(continued)
April 30, 2026
BlackRock Emerging Markets Fund, Inc.
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 18,514,049 $ — $ — $ — $ 18,514,049
Forward foreign currency exchange contracts .... — — — 1,118,665 — — 1,118,665
Swaps .............................. — — 32,019,524 — — — 32,019,524
$ — $ — $ 50,533,573 $ 1,118,665 $ — $ — $ 51,652,238
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (5,900,737) $ — $ — $ — $ (5,900,737)
Forward foreign currency exchange contracts .... — — — (2,682,110) — — (2,682,110)
Swaps .............................. — — (14,495,617) — — — (14,495,617)
$ — $ — $ (20,396,354) $ (2,682,110) $ — $ — $ (23,078,464)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 25,801,251
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... —
(a)
Average amounts sold — in USD ........................................................................................ —
(a)
Equity swaps:
Average notional value — long .......................................................................................... 110,649,886
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Swaps — OTC
(a)
..................................................................................... $ 8,918,055 $ 2,003,578
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 8,918,055 $ 2,003,578
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 8,918,055 $ 2,003,578
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
HSBC Bank plc .................................. $ 4,304,014 $ (1,354,167) $ — $ (1,230,000) $ 1,719,847
JPMorgan Chase Bank NA .......................... 4,614,041 (649,327) (3,964,714) — —
$ 8,918,055 $ (2,003,494) $ (3,964,714) $ (1,230,000) $ 1,719,847

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(d)
HSBC Bank plc .................................. $ 1,354,167 $ (1,354,167) $ — $ — $ —
JPMorgan Chase Bank NA .......................... 649,327 (649,327) — — —
Merrill Lynch International & Co. ....................... 84 — — — 84
$ 2,003,578 $ (2,003,494) $ — $ — $ 84
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 39,851,500 $ — $ — $ 39,851,500
Canada ............................................. 39,669,497 — — 39,669,497
Chile ............................................... 16,491,333 — — 16,491,333
China ............................................... 50,659,523 331,284,526 — 381,944,049
Greece .............................................. — 30,281,702 — 30,281,702
Hong Kong ........................................... 26,514,689 — — 26,514,689
Hungary ............................................. — 48,157,248 — 48,157,248
India ............................................... 6,613,704 163,243,343 — 169,857,047
Indonesia ............................................ — 18,849,607 — 18,849,607
Malaysia ............................................. — 11,643,075 — 11,643,075
Mexico .............................................. 49,370,654 — — 49,370,654
Poland .............................................. — 34,408,806 — 34,408,806
Russia .............................................. — — 2,268 2,268
Saudi Arabia .......................................... 30,869,097 7,609,958 — 38,479,055
Singapore ............................................ 20,153,653 — — 20,153,653
South Africa ........................................... 28,762,283 18,015,349 — 46,777,632
South Korea .......................................... — 387,316,276 — 387,316,276
Taiwan .............................................. — 510,526,692 — 510,526,692
Thailand ............................................. — 17,051,917 — 17,051,917
United Arab Emirates .................................... — 17,305,115 — 17,305,115
Preferred Securities ....................................... 25,713,928 — — 25,713,928
Short-Term Securities
Money Market Funds ...................................... 142,625,730 — — 142,625,730
$ 477,295,591 $ 1,595,693,614 $ 2,268 $ 2,072,991,473
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 9,069,333 $ — $ 9,069,333
Liabilities
Equity contracts ........................................... — (2,003,578) — (2,003,578)
$ — $ 7,065,755 $ — $ 7,065,755
(a)
Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2026
BlackRock Unconstrained Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
France — 6.8%
Airbus SE ................... 230,120 $ 47,441,420
Thales SA ................... 66,805 18,353,833
65,795,253
Netherlands — 9.1%
ASML Holding NV ............. 61,145 88,387,927
United Kingdom — 4.1%
Rolls-Royce Holdings plc ........ 2,461,456 39,608,667
United States — 79.1%
Alphabet, Inc. , Class C .......... 210,402 80,360,940
Amazon.com, Inc.
(a)
............ 310,232 82,230,094
Broadcom, Inc. ............... 115,933 48,393,912
Cadence Design Systems, Inc.
(a)
... 64,126 21,135,288
Hasbro, Inc. ................. 204,587 19,607,618
Hexcel Corp. ................. 250,645 23,528,046
Howmet Aerospace, Inc. ......... 318,925 77,511,532
Intel Corp.
(a)
................. 566,373 53,510,921
Keysight Technologies, Inc.
(a)
...... 117,037 40,952,417
Mastercard, Inc. , Class A ......... 78,712 39,585,839
Meta Platforms, Inc. , Class A ...... 69,614 42,597,503
Microsoft Corp. ............... 81,256 33,134,572
Progressive Corp. (The) ......... 172,557 34,732,273
Robinhood Markets, Inc. , Class A
(a)
.. 233,422 17,014,130
S&P Global, Inc. .............. 20,821 8,978,640
Trane Technologies plc .......... 97,627 48,085,203
Vertiv Holdings Co. , Class A ...... 150,303 49,373,032
Visa, Inc. , Class A ............. 132,535 43,715,344
764,447,304
Total Long-Term Investments — 99.1%
(Cost: $ 671,569,629 ) ............................. 958,239,151
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.54%
(b) (c)
.... 10,862,663 10,862,663
Total Short-Term Securities — 1 .1%
(Cost: $ 10,862,663 ) .............................. 10,862,663
Total Investments — 100.2%
(Cost: $ 682,432,292 ) ............................. 969,101,814
Liabilities in Excess of Other Assets — (0.2) % ............ (2,020,993)
Net Assets — 100.0% .............................. $ 967,080,821
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Unconstrained Equity Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (1,486)
(b)
$ 1,486 $ — $ — — $ 5,991
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 42,101,662 — (31,238,999)
(b)
— — 10,862,663 10,862,663 951,875 —
$ 1,486 $ — $ 10,862,663 $ 957,866 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2026
BlackRock Unconstrained Equity Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI World Index ......................................................... 64 06/19/26 $ 9,619 $ 191,038
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 191,038 $ — $ — $ — $ 191,038
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 1,360,853 $ — $ — $ — $ 1,360,853
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 913,626 $ — $ — $ — $ 913,626
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 34,520,320
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
France .............................................. $ — $ 65,795,253 $ — $ 65,795,253
Netherlands ........................................... — 88,387,927 — 88,387,927
United Kingdom ........................................ — 39,608,667 — 39,608,667
United States .......................................... 764,447,304 — — 764,447,304

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Unconstrained Equity Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 10,862,663 $ — $ — $ 10,862,663
$ 775,309,967 $ 193,791,847 $ — $ 969,101,814
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 191,038 $ — $ — $ 191,038
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
April 30, 2026

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Emerging
Markets Fund,
Inc.
BlackRock
Unconstrained
Equity Fund
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 1,930,365,743 $ 958,239,151
Investments, at value — affiliated
(b)
........................................................................... 142,625,730 10,862,663
Cash .............................................................................................. — 5,109
Cash pledged:
Futures contracts ..................................................................................... — 666,000
Foreign currency, at value
(c)
................................................................................ 2,044,057 21,500
Receivables: – –
Investment s sold ..................................................................................... 17,409,010 12,093,012
Securities lending income — affiliated ....................................................................... 127,890 —
Swaps   ........................................................................................... 1,052,186 —
Capital shares sold .................................................................................... — 759,987
Foreign withholding tax claims ............................................................................ 326,860 —
Dividends — unaffiliated ................................................................................ 1,547,352 596,229
Dividends — affiliated .................................................................................. 393,799 57,194
From the Manager .................................................................................... 188,455 10,204
Variation margin on futures contracts ........................................................................ — 84,480
Unrealized appreciation on: – –
OTC swaps ......................................................................................... 9,069,333 —
Prepaid e xpenses ...................................................................................... 84,090 73,248
Other assets .......................................................................................... — 124
Total a ssets ..........................................................................................
2,105,234,505 983,468,901
LIABILITIES
Bank overdraft ......................................................................................... 64,076 —
Cash received:
Collateral — OTC derivatives ............................................................................. 1,230,000 —
Payables: – –
Investments purchased ................................................................................. 1,179,123 12,328,162
Accounting services fees ................................................................................ 333,587 114,384
Capital shares redeemed ................................................................................ 883,265 2,992,461
Custodian fees ....................................................................................... 567,236 7,164
Investment advisory fees ................................................................................ 1,267,494 602,441
Directors' and Officer's fees .............................................................................. 109 111
Other affiliate fees .................................................................................... 4,626 2,915
Professional fees ..................................................................................... 95,557 62,260
Service and distribution fees .............................................................................. 65,880 52,940
Transfer agent fees ................................................................................... 642,200 204,388
Other accrued expenses ................................................................................ 21,925 20,437
Variation margin on futures contracts ........................................................................ — 417
Unrealized depreciation on: – –
OTC swaps ......................................................................................... 2,003,578 —
Total li abilities .........................................................................................
8,358,656 16,388,080
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 2,096,875,849 $ 967,080,821
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 2,187,519,206 $ 628,077,696
Accumulated earnings (loss) ............................................................................... (90,643,357) 339,003,125
NET ASSETS .........................................................................................
$ 2,096,875,849 $ 967,080,821
(a)
  Investments, at cost — unaffiliated ................................................................... $ 1,298,116,060 $ 671,569,629
(b)
  Investments, at cost — affiliated ..................................................................... $ 142,625,730 $ 10,862,663
(c)
  Foreign currency, at cost ......................................................................... $ 2,073,971 $ 21,438

Statements of Assets and Liabilities
(continued)
April 30, 2026
2026
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Emerging
Markets Fund,
Inc.
BlackRock
Unconstrained
Equity Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 1,615,609,301 $ 617,782,516
Shares outstanding ...................................................................................
45,724,240 35,328,600
Net asset value .....................................................................................
$ 35.33 $ 17.49
Shares authorized ...................................................................................
1.1 billion Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Investor A
Net assets .........................................................................................
$ 304,293,262 $ 262,661,139
Shares outstanding ...................................................................................
8,989,836 15,180,146
Net asset value .....................................................................................
$ 33.85 $ 17.30
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Investor C
Net assets .........................................................................................
$ 7,360,542 $ 3,185,946
Shares outstanding ...................................................................................
266,751 187,385
Net asset value .....................................................................................
$ 27.59 $ 17.00
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Class K
Net assets .........................................................................................
$ 169,612,744 $ 82,608,308
Shares outstanding ...................................................................................
4,799,046 4,715,640
Net asset value .....................................................................................
$ 35.34 $ 17.52
Shares authorized ...................................................................................
1.0 billion Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Class R
Net assets .........................................................................................
$ — $ 842,912
Shares outstanding ...................................................................................
— 48,330
Net asset value .....................................................................................
$ — $ 17.44
Shares authorized ...................................................................................
— Unlimited
Par value ......................................................................................... $ — $ 0.10

Statements of Operations
Year Ended April 30, 2026

Statements of Operations
See notes to financial statements.
BlackRock
Emerging Markets
Fund, Inc.
BlackRock
Unconstrained
Equity Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 49,833,224 $ 8,022,477
Dividends — affiliated ............................................................................... 4,895,109 951,875
Interest — unaffiliated ............................................................................... 78,161 86,876
Securities lending income — affiliated — net ............................................................... 643,330 5,991
Foreign taxes withheld .............................................................................. (5,630,359) (258,956)
Foreign withholding tax claims ......................................................................... 323,235 25,836
Total investment income ...............................................................................
50,142,700 8,834,099
EXPENSES
Investment advisory ................................................................................ 17,411,368 8,050,417
Transfer agent — class specific ........................................................................ 3,454,190 1,149,347
Custodian ....................................................................................... 1,210,594 131,194
Service and distribution — class specific .................................................................. 751,324 646,661
Professional ..................................................................................... 248,890 138,543
Accounting services ................................................................................ 193,239 88,451
Printing and postage ............................................................................... 115,371 32,359
Registration ..................................................................................... 85,638 151,154
Directors and Officer ............................................................................... 19,501 12,973
Offering ........................................................................................ — 3,670
Miscellaneous .................................................................................... 39,321 25,947
Total expenses excluding interest expense ...................................................................
23,529,436 10,430,716
Interest expense .................................................................................. 52,921 15,468
Total e xpenses .....................................................................................
23,582,357 10,446,184
Less: – –
Fees waived and/or reimbursed by the Manager ............................................................. (1,403,242) (24,403)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................ (2,351,392) (297,630)
Total ex penses after fees waived and/or reimbursed ............................................................
19,827,723 10,124,151
Net investment income (loss) ............................................................................
30,314,977 (1,290,052)
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,023,899,812 $ 301,048,010
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................ $ 438,206,337 $ 137,180,652
Investments — affiliated ........................................................................... (10,403) 1,486
Forward foreign currency exchange contracts ............................................................. 1,118,665 —
Foreign currency transactions ....................................................................... (2,443,458) 8,644
Futures contracts ................................................................................ 18,514,049 1,360,853
Swaps   ...................................................................................... 32,019,524 —
487,404,714 138,551,635
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 559,636,517 161,586,513
Investments — affiliated ........................................................................... (13) —
Forward foreign currency exchange contracts ............................................................. (2,682,110) —
Foreign currency translations ........................................................................ (62,942) (3,762)
Futures contracts ................................................................................ (5,900,737) 913,626
Swaps   ...................................................................................... (14,495,617) —
536,495,098 162,496,377
Net realized and unrealized gain .........................................................................
1,023,899,812 301,048,012
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 1,054,214,789 $ 299,757,960
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of .............................................
$ (2,331) $ —

Statements of Changes in Net Assets

2026
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Emerging Markets Fund, Inc. BlackRock Unconstrained Equity Fund
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................................ $ 30,314,977 $ 81,510,002 $ (1,290,052) $ (5,013,007)
Net realized gain (loss) ............................................ 487,404,714 41,482,082 138,551,635 (64,370,080)
Net change in unrealized appreciation (depreciation) ........................ 536,495,098 (134,296,592) 162,496,377 22,246,852
Net increase (decrease) in net assets resulting from operations ...................
1,054,214,789 (11,304,508) 299,757,960 (47,136,235)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (65,606,620) (60,467,314) — —
Investor A .................................................... (11,085,360) (4,660,991) — —
Investor C .................................................... (274,889) (86,516) — —
Class K ...................................................... (8,469,672) (14,917,481) — —
Class R ...................................................... — — — —
Decrease in net assets resulting from distributions to shareholders .................
(85,436,541) (80,132,302) — —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(2,502,759,679) (1,098,020,214) (620,233,856) 213,056,432
NET ASSETS
Total increase (decrease) in net assets ................................... (1,533,981,431) (1,189,457,024) (320,475,896) 165,920,197
Beginning of year ..................................................
3,630,857,280 4,820,314,304 1,287,556,717 1,121,636,520
End of year ......................................................
$ 2,096,875,849 $ 3,630,857,280 $ 967,080,821 $ 1,287,556,717
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Emerging Markets Fund, Inc.
Institutional
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .............................
$ 23.62  $ 24.27  $ 23.10  $ 24.41  $ 34.51
Net investment income
(a)
...................................
0 .38  0 .45  0 .45  0 .43  0 .31
Net realized and unrealized gain (loss) ..........................
12.58  ( 0 .65 ) 1 .12  ( 1 .24 ) ( 8 .70 )
Net increase (decrease) from investment operations .................. 12.96  (0.20) 1.57  (0.81) (8.39)
Distributions
(b)
– – – – –
From net investment income ................................ ( 1 .25 ) ( 0 .45 ) ( 0 .40 ) ( 0 .50 ) ( 0 .28 )
From net realized gain ..................................... —  —  —  —  ( 1 .43 )
Total distributions .......................................... (1.25) (0.45) (0.40) (0.50) (1.71)
Net asset value, end of year ................................. $ 35.33  $ 23.62  $ 24.27  $ 23.10  $ 24.41
Total Return
(c)
Based on net asset value .................................... 56.17% (0.89)% 6.88% (3.26)% (25.52)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.03% 1.01% 1.00% 1.00% 0.96%
Total expenses after fees waived and/or reimbursed ..................
0.86% 0.86% 0.86% 0.86% 0.86%
Net investment income .....................................
1.33% 1.82% 1.93% 1.88% 1.03%
Supplemental Data
Net assets, end of year (000) .................................. $ 1,615,609  $ 2,762,811  $ 3,606,098  $ 3,675,123  $ 3,261,325
Portfolio turnover rate
(e)
...................................... 88% 141% 91% 96% 132%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Emerging Markets Fund, Inc.
Investor A
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .............................
$ 22.67  $ 23.31  $ 22.20  $ 23.47  $ 33.26
Net investment income
(a)
...................................
0 .25  0 .37  0 .38  0 .38  0 .24
Net realized and unrealized gain (loss) ..........................
12.12  ( 0 .62 ) 1 .08  ( 1 .22 ) ( 8 .40 )
Net increase (decrease) from investment operations .................. 12.37  (0.25) 1.46  (0.84) (8.16)
Distributions
(b)
– – – – –
From net investment income ................................ ( 1 .19 ) ( 0 .39 ) ( 0 .35 ) ( 0 .43 ) ( 0 .20 )
From net realized gain ..................................... —  —  —  —  ( 1 .43 )
Total distributions .......................................... (1.19) (0.39) (0.35) (0.43) (1.63)
Net asset value, end of year ................................. $ 33.85  $ 22.67  $ 23.31  $ 22.20  $ 23.47
Total Return
(c)
Based on net asset value .................................... 55.81% (1.14)% 6.62% (3.49)% (25.74)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.39% 1.36% 1.35% 1.33% 1.25%
Total expenses after fees waived and/or reimbursed ..................
1.11% 1.11% 1.11% 1.11% 1.11%
Net investment income .....................................
0.92% 1.55% 1.68% 1.74% 0.82%
Supplemental Data
Net assets, end of year (000) .................................. $ 304,293  $ 254,141  $ 295,249  $ 305,065  $ 351,246
Portfolio turnover rate
(e)
...................................... 88% 141% 91% 96% 132%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Emerging Markets Fund, Inc.
Investor C
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .............................
$ 18.68  $ 19.27  $ 18.40  $ 19.52  $ 28.01
Net investment income
(a)
...................................
0 .02  0 .16  0 .18  0 .19  0 .02
Net realized and unrealized gain (loss) ..........................
9 .93  ( 0 .51 ) 0 .89  ( 1 .02 ) ( 7 .01 )
Net increase (decrease) from investment operations .................. 9.95  (0.35) 1.07  (0.83) (6.99)
Distributions
(b)
– – – – –
From net investment income ................................ ( 1 .04 ) ( 0 .24 ) ( 0 .20 ) ( 0 .29 ) ( 0 .07 )
From net realized gain ..................................... —  —  —  —  ( 1 .43 )
Total distributions .......................................... (1.04) (0.24) (0.20) (0.29) (1.50)
Net asset value, end of year ................................. $ 27.59  $ 18.68  $ 19.27  $ 18.40  $ 19.52
Total Return
(c)
Based on net asset value .................................... 54.55% (1.86)% 5.87% (4.22)% (26.29)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
2.10% 2.11% 2.08% 2.10% 2.02%
Total expenses after fees waived and/or reimbursed ..................
1.86% 1.86% 1.86% 1.86% 1.86%
Net investment income .....................................
0.11% 0.82% 0.97% 1.03% 0.07%
Supplemental Data
Net assets, end of year (000) .................................. $ 7,361  $ 5,338  $ 7,799  $ 9,739  $ 13,144
Portfolio turnover rate
(e)
...................................... 88% 141% 91% 96% 132%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Emerging Markets Fund, Inc.
Class K
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .............................
$ 23.63  $ 24.28  $ 23.10  $ 24.42  $ 34.53
Net investment income
(a)
...................................
0 .55  0 .47  0 .46  0 .42  0 .34
Net realized and unrealized gain (loss) ..........................
12.43  ( 0 .66 ) 1 .14  ( 1 .23 ) ( 8 .73 )
Net increase (decrease) from investment operations .................. 12.98  (0.19) 1.60  (0.81) (8.39)
Distributions
(b)
– – – – –
From net investment income ................................ ( 1 .27 ) ( 0 .46 ) ( 0 .42 ) ( 0 .51 ) ( 0 .29 )
From net realized gain ..................................... —  —  —  —  ( 1 .43 )
Total distributions .......................................... (1.27) (0.46) (0.42) (0.51) (1.72)
Net asset value, end of year ................................. $ 35.34  $ 23.63  $ 24.28  $ 23.10  $ 24.42
Total Return
(c)
Based on net asset value .................................... 56.25% (0.84)% 6.98% (3.24)% (25.50)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.90% 0.86% 0.84% 0.86% 0.85%
Total expenses after fees waived and/or reimbursed ..................
0.81% 0.81% 0.81% 0.81% 0.81%
Net investment income .....................................
2.00% 1.89% 1.97% 1.85% 1.12%
Supplemental Data
Net assets, end of year (000) .................................. $ 169,613  $ 608,566  $ 911,168  $ 877,839  $ 704,465
Portfolio turnover rate
(e)
...................................... 88% 141% 91% 96% 132%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Unconstrained Equity Fund
Institutional
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .............................
$ 13.31  $ 13.63  $ 11.66  $ 12.12  $ 16.41
Net investment income (loss)
(a)
...............................
( 0 .01 ) ( 0 .05 ) 0 .01  ( 0 .01 ) ( 0 .03 )
Net realized and unrealized gain (loss) ..........................
4 .19  ( 0 .27 ) 1 .96  1 .32  ( 0 .95 )
Net increase (decrease) from investment operations .................. 4.18  (0.32) 1.97  1.31  (0.98)
Distributions
(b)
– – – – –
From net investment income ................................ —  —  —  —  ( 0 .08 )
From net realized gain ..................................... —  —  —  ( 1 .77 ) ( 3 .23 )
Total distributions .......................................... —  —  —  (1.77) (3.31)
Net asset value, end of year ................................. $ 17.49  $ 13.31  $ 13.63  $ 11.66  $ 12.12
Total Return
(c)
Based on net asset value .................................... 31.40% (2.35)% 16.90% 14.49% (8.74)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.00% 0.97% 0.95% 1.12% 1.02%
(e)
Total expenses after fees waived and/or reimbursed ..................
0.95% 0.94% 0.94% 0.95% 0.95%
(e)
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims ........
0.95% 0.94% 0.93% 0.95% 0.95%
(e)
Net investment income (loss) .................................
(0.08)% (0.35)% 0.07% (0.07)% (0.20)%
Supplemental Data
Net assets, end of year (000) .................................. $ 617,783  $ 853,906  $ 884,278  $ 66,293  $ 49,303
Portfolio turnover rate ....................................... 79% 62% 31% 27% 100%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims would have been 0.99%, 0.92% and 0.92%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Unconstrained Equity Fund
Investor A
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .............................
$ 13.20  $ 13.55  $ 11.62  $ 12.11  $ 16.41
Net investment loss
(a)
.....................................
( 0 .05 ) ( 0 .08 ) ( 0 .04 ) ( 0 .04 ) ( 0 .06 )
Net realized and unrealized gain (loss) ..........................
4 .15  ( 0 .27 ) 1 .97  1 .32  ( 0 .97 )
Net increase (decrease) from investment operations .................. 4.10  (0.35) 1.93  1.28  (1.03)
Distributions
(b)
– – – – –
From net investment income ................................ —  —  —  —  ( 0 .07 )
From net realized gain ..................................... —  —  —  ( 1 .77 ) ( 3 .20 )
Total distributions .......................................... —  —  —  (1.77) (3.27)
Net asset value, end of year ................................. $ 17.30  $ 13.20  $ 13.55  $ 11.62  $ 12.11
Total Return
(c)
Based on net asset value .................................... 31.06% (2.58)% 16.61% 14.21% (9.04)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.19% 1.17% 1.21% 1.34% 1.26%
(e)
Total expenses after fees waived and/or reimbursed ..................
1.19% 1.17% 1.20% 1.20% 1.21%
(e)
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims ........
1.18% 1.17% 1.19% 1.20% 1.21%
(e)
Net investment loss ........................................
(0.30)% (0.57)% (0.32)% (0.36)% (0.44)%
Supplemental Data
Net assets, end of year (000) .................................. $ 262,661  $ 221,599  $ 233,297  $ 191,316  $ 209,352
Portfolio turnover rate ....................................... 79% 62% 31% 27% 100%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims would have been 1.23%, 1.18% and 1.18%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Unconstrained Equity Fund
Investor C
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .............................
$ 13.07  $ 13.52  $ 11.68  $ 12.25  $ 16.54
Net investment loss
(a)
.....................................
( 0 .16 ) ( 0 .19 ) ( 0 .13 ) ( 0 .12 ) ( 0 .19 )
Net realized and unrealized gain (loss) ..........................
4 .09  ( 0 .26 ) 1 .97  1 .32  ( 0 .97 )
Net increase (decrease) from investment operations .................. 3.93  (0.45) 1.84  1.20  (1.16)
Distributions
(b)
– – – – –
From net investment income ................................ —  —  —  —  ( 0 .02 )
From net realized gain ..................................... —  —  —  ( 1 .77 ) ( 3 .11 )
Total distributions .......................................... —  —  —  (1.77) (3.13)
Net asset value, end of year ................................. $ 17.00  $ 13.07  $ 13.52  $ 11.68  $ 12.25
Total Return
(c)
Based on net asset value .................................... 30.07% (3.33)% 15.75% 13.27% (9.75)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
2.06% 2.04% 2.04% 2.25% 2.14%
(e)
Total expenses after fees waived and/or reimbursed ..................
1.95% 1.95% 1.96% 1.95% 2.07%
(e)
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims ........
1.95% 1.95% 1.95% 1.95% 2.07%
(e)
Net investment loss ........................................
(1.08)% (1.37)% (1.06)% (1.12)% (1.30)%
Supplemental Data
Net assets, end of year (000) .................................. $ 3,186  $ 2,767  $ 3,450  $ 1,407  $ 1,432
Portfolio turnover rate ....................................... 79% 62% 31% 27% 100%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims would have been 2.11%, 2.04% and 2.04%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Unconstrained Equity Fund
Class K
Year Ended
04/30/26
Period from
05/14/24
(a)
to 04/30/25
Net asset value, beginning of period ........................................................................
$ 13.32  $ 14.11
Net investment income (loss)
(b)
............................................................................
0 .00
(c)
( 0 .03 )
Net realized and unrealized gain (loss) .......................................................................
4 .20  ( 0 .76 )
Net increase (decrease) from investment operations ............................................................... 4.20  (0.79)
Net asset value, end of period ............................................................................. $ 17.52  $ 13.32
Total Return
(d)
Based on net asset value ................................................................................. 31.53% (5.60)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................................................................
0.86% 0.85%
(g)
Total expenses after fees waived and/or reimbursed ...............................................................
0.86% 0.85%
(g)
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims ....
0.85% 0.85%
(g)
Net investment income (loss) ..............................................................................
0.02% (0.21)%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 82,608  $ 208,687
Portfolio turnover rate .................................................................................... 79% 62%
(h)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.005 per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Unconstrained Equity Fund
Class R
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .............................
$ 13.34  $ 13.73  $ 11.80  $ 12.30  $ 16.59
Net investment loss
(a)
.....................................
( 0 .09 ) ( 0 .12 ) ( 0 .07 ) ( 0 .06 ) ( 0 .13 )
Net realized and unrealized gain (loss) ..........................
4 .19  ( 0 .27 ) 2 .00  1 .33  ( 0 .99 )
Net increase (decrease) from investment operations .................. 4.10  (0.39) 1.93  1.27  (1.12)
Distributions
(b)
– – – – –
From net investment income ................................ —  —  —  —  ( 0 .03 )
From net realized gain ..................................... —  —  —  ( 1 .77 ) ( 3 .14 )
Total distributions .......................................... —  —  —  (1.77) (3.17)
Net asset value, end of year ................................. $ 17.44  $ 13.34  $ 13.73  $ 11.80  $ 12.30
Total Return
(c)
Based on net asset value .................................... 30.73% (2.84)% 16.36% 13.86% (9.42)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.57% 1.50% 1.62% 1.68% 1.83%
(e)
Total expenses after fees waived and/or reimbursed ..................
1.45% 1.45% 1.46% 1.45% 1.66%
(e)
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims ........
1.45% 1.45% 1.45% 1.45% 1.66%
(e)
Net investment loss ........................................
(0.57)% (0.87)% (0.56)% (0.60)% (0.85)%
Supplemental Data
Net assets, end of year (000) .................................. $ 843  $ 598  $ 611  $ 267  $ 230
Portfolio turnover rate ....................................... 79% 62% 31% 27% 100%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims would have been 1.79%, 1.62% and 1.62%, respectively.
See notes to financial statements.

Notes to Financial Statements
2026
BlackRock Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Emerging Markets Fund, Inc., (the “Corporation”) and BlackRock Unconstrained Equity Fund are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation and BlackRock Unconstrained Equity
Fund is organized as a Delaware statutory trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R
Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class
R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Directors of Emerging Markets and the Board of Trustees of Unconstrained Equity are collectively referred to throughout this report as the “Board of Directors”
or the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Emerging Markets Fund, Inc. ......................................... Emerging Markets Diversified
BlackRock Unconstrained Equity Fund .......................................... Unconstrained Equity Non-diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional, Class K and Class R Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund's financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.
The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.
exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Equity swaps — Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Emerging Markets, the Manager entered into separate sub-advisory agreements with BlackRock Asset Management North Asia Limited (“BAMNA”) and with respect to Emerging Markets and Unconstrained Equity, the Manager entered into sub-advisory agreements with BlackRock International Limited (“BIL”), each an affiliate of the Manager. The Manager pays BAMNA and BIL for services they provide for that portion of each Fund for which BAMNA and BIL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  The Funds entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended  April 30, 2026 , the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended April 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  April 30, 2026 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A
Shares as follows:
Investment Advisory Fees
Average Daily Net Assets Emerging Markets
Unconstrained
Equity
First $1 billion ........................................................................................... 0.81% 0.80%
$1 billion - $3 billion ....................................................................................... 0.76 0.75
$3 billion - $5 billion ....................................................................................... 0.73 0.72
$5 billion - $10 billion ...................................................................................... 0.70 0.70
Greater than $10 billion ..................................................................................... 0.69 0.68
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Class R .................................................................................................. 0 .25 0 .25
Fund Name Investor A Investor C Class R Total
Emerging Markets ..................................................................... $ 689,623 $ 61,701 $ — $ 751,324
Unconstrained Equity ................................................................... 612,651 30,356 3,654 646,661
Fund Name Institutional Investor A Investor C Class K Class R Total
Emerging Markets ..................................................... $ 4,725 $ 7,638 $ 793 $ 1,432 $ — $ 14,588
Unconstrained Equity ................................................... 4,426 3,394 198 255 28 8,301
Fund Name Institutional Investor A Investor C Class K Class R Total
Emerging Markets ..................................................... $ 2,640,703 $ 759,567 $ 14,881 $ 39,039 $ — $ 3,454,190
Unconstrained Equity ................................................... 937,990 200,940 6,111 2,756 1,550 1,149,347
Fund Name Other Fees
Emerging Markets ........................................................................................................ $ 3,586
Unconstrained Equity ...................................................................................................... 7,530

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

For the year ended April 30, 2026, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “ interested persons”
of the Fund, as defined in the 1940 Act (“ Independent Trustees” ), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver.
These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the  year ended April 30, 2026 , the amounts waived were as follows:
With respect to each Fund, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended
April 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended April 30, 2026, amounts included in the Statements of
Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statements of Operations. For the year ended April 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is
Fund Name Investor A Investor C
Emerging Markets ............................................................................................. $ 468 $ 2,543
Unconstrained Equity ........................................................................................... 4,688 258
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Emerging Markets ......................................................................................................... $ 102,239
Unconstrained Equity ...................................................................................................... 19,597
Fund Name Institutional Investor A Investor C Class K Class R
Emerging Markets .......................................................... 0 .86% 1 .11% 1 .86% 0 .81 % N/A
Unconstrained Equity ........................................................ 0 .95 1 .20 1 .95 0 .90 1 .45%
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Emerging Markets .......................................................................................................... $ 1,301,003
Unconstrained Equity ........................................................................................................ 4,806
Fund Name/Share Class
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Emerging Markets
Institutional ....................................................................................................... $ 1,701,081
Investor A ........................................................................................................ 600,742
Investor C ........................................................................................................ 11,307
Class K ......................................................................................................... 38,262
$ 2,351,392
Unconstrained Equity
Institutional ....................................................................................................... 291,806
Investor A ........................................................................................................ 1,840
Investor C ........................................................................................................ 3,149
Class K ......................................................................................................... 4
Class R ......................................................................................................... 831
$ 297,630

Notes to Financial Statements
(continued)

Notes to Financial Statements
invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement effective as of January 1, 2026, Emerging Markets retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Emerging Markets, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2026, Unconstrained Equity retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Unconstrained Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending agreements were in place for each Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
April 30, 2026, each Fund paid BIM the following amounts for securities lending agent services:
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common  trustees . For the year ended April 30, 2026 , the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended April 30, 2026, purchases and sales of investments, including paydowns/payups, and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Fund Name Amounts
Emerging Markets ........................................................................................................ $ 135,687
Unconstrained Equity ...................................................................................................... 1,315
Fund Name Purchases Sales
Net Realized
Loss
Emerging Markets ..................................................................... $ — $ 674,841 $ (107,959)
Other Securities
Fund Name Purchases Sales
Emerging Markets ..................................................................................... $ 1,865,292,108 $ 4,267,930,094
Unconstrained Equity ................................................................................... 778,710,898 1,361,029,938

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses and net operating loss were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the accounting for swap agreements.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
During the year ended April 30, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
Each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating
Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate
(“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended April 30, 2026, the Funds did not borrow under the credit agreement.
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Unconstrained Equity ........................................................................ $ (2,593,200) $ 2,593,200
Fund Name
Year Ended
04/30/26
Year Ended
04/30/25
Emerging Markets
Ordinary income ...................................................................................... $ 85,436,541 $ 80,132,302
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
Emerging Markets .......................... $ 60,891,310 $ — $ (706,076,326) $ 554,541,659 $ — $ (90,643,357)
Unconstrained Equity ........................ — 56,7 91,783 — 282, 249,556 (38,214) 339,0 03 , 125
Fund Name Amount Utilized
Emerging Markets .................................................................................................... $ 308,409,529
Unconstrained Equity .................................................................................................. 68,934,892
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Emerging Markets ................................................. $ 1,518,484,532 $ 840,405,813 $ (285,898,872) $ 554,506,941
Unconstrained Equity .............................................. 686,866,366 309,212,212 (26,976,764) 282,235,448

Notes to Financial Statements
(continued)

Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
04/30/26
Year Ended
04/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Emerging Markets
Institutional
Shares sold ..........................................
17,031,458 $ 462,468,416 37,736,113 $ 925,461,829
Shares issued in reinvestment of distributions .....................
2,207,372 62,831,806 1,709,522 41,889,852
Shares redeemed ......................................
(90,461,006) (2,395,960,545) (71,063,127) (1,741,171,214)
(71,222,176) $ (1,870,660,323) (31,617,492) $ (773,819,533)
Investor A
Shares sold and automatic conversion of shares ....................
1,513,086 $ 42,045,527 2,599,631 $ 61,036,149
Shares issued in reinvestment of distributions .....................
371,211 10,155,494 182,194 4,283,123
Shares redeemed ......................................
(4,102,509) (113,608,666) (4,237,739) (99,368,425)
(2,218,212) $ (61,407,645) (1,455,914) $ (34,049,153)
Investor C
Shares sold ..........................................
47,045 $ 1,114,270 33,215 $ 646,948
Shares issued in reinvestment of distributions .....................
12,000 269,577 4,427 85,789
Shares redeemed and automatic conversion of shares ...............
(78,143) (1,776,429) (156,581) (3,008,769)
(19,098) $ (392,582) (118,939) $ (2,276,032)
Class K
Shares sold ..........................................
2,060,021 $ 59,282,525 10,844,448 $ 266,038,069
Shares issued in reinvestment of distributions .....................
295,879 8,403,045 601,500 14,746,419
Shares redeemed ......................................
(23,307,632) (637,984,699) (23,218,954) (568,659,984)
(20,951,732) $ (570,299,129) (11,773,006) $ (287,875,496)
(94,411,218) $ (2,502,759,679) (44,965,351) $ (1,098,020,214)
Unconstrained Equity
Institutional
Shares sold ..........................................
10,459,037 $ 157,849,989 46,872,345 $ 663,166,859
Shares redeemed ......................................
(39,308,480) (590,813,836) (47,568,641) (666,177,129)
(28,849,443) $ (432,963,847) (696,296) $ (3,010,270)
Investor A
Shares sold and automatic conversion of shares ....................
567,899 $ 8,740,561 2,340,613 $ 32,935,315
Shares redeemed ......................................
(2,180,834) (33,518,075) (2,765,417) (38,724,082)
(1,612,935) $ (24,777,514) (424,804) $ (5,788,767)
Investor C
Shares sold ..........................................
23,836 $ 362,977 89,016 $ 1,250,630
Shares redeemed and automatic conversion of shares ...............
(48,244) (735,863) (132,358) (1,825,297)
(24,408) $ (372,886) (43,342) $ (574,667)
Class K
Shares sold ..........................................
1,008,290 $ 15,219,454 17,324,397 $ 244,821,828
Shares redeemed ......................................
(11,964,659) (177,399,144) (1,652,388) (22,397,217)
(10,956,369) $ (162,179,690) 15,672,009 $ 222,424,611
Class R
Shares sold ..........................................
19,647 $ 310,375 14,271 $ 199,798
Shares redeemed ......................................
(16,129) (250,294) (13,931) (194,273)
3,518 $ 60,081 340 $ 5,525

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of April 30, 2026, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 3,544 Class K Shares of Unconstrained Equity.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
04/30/26
Year Ended
04/30/25
Fund Name/Share Class
Shares Amount Shares Amount
(41,439,637) $ (620,233,856) 14,507,907 $ 213,056,432

Report of Independent Registered Public Accounting Firm
2026
BlackRock Annual Financial Statements and Additional Information

To the Shareholders and Board of Directors/Trustees of BlackRock Emerging Markets Fund, Inc. and BlackRock Unconstrained Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Emerging Markets Fund, Inc. and BlackRock Unconstrained Equity Fund (the “Funds”),
including the schedules of investments, as of April 30, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2026 :
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April
30, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2026:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2026:
Fund Name
Qualified Dividend
Income
Emerging Markets .................................................................................................. $ 33,401,526
Fund Name
Foreign Source
Income Earned
Foreign
Taxes Paid
Emerging Markets ............................................................................... $ 43,756,745 $ 4,688,976
Fund Name Federal Obligation Interest
Emerging Markets .................................................................................................. $ 2,188,296
Fund Name Interest Dividends
Emerging Markets .................................................................................................. $ 4,315,545
Fund Name
Interest-Related
Dividends
Emerging Markets .................................................................................................. $ 4,195,467

Additional Information
2026
BlackRock Annual Financial Statements and Additonal Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of BlackRock Emerging Markets Fund, Inc. and BlackRock Unconstrained Equity Fund is paid by BlackRock Emerging
Markets Fund, Inc. and BlackRock Unconstrained Equity Fund on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Asset Management North Asia Limited
(a)
Hong Kong
BlackRock International Limited
Edinburgh, EH3 5PP,
United Kingdom
Accounting Agent
State Street Bank and Trust Company
Boston, MA 02114
JPMorgan Chase Bank, N.A.
(b)
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109
JPMorgan Chase Bank, N.A.
(b)
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Emerging Markets Fund, Inc.
(b)
Conversion occurred after Close of Business on 6/13/25.

Glossary of Terms Used in these Financial Statements
2026
BlackRock Annual Financial Statements and Additional Information

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
PCL Public Company Limited
PJSC Public Joint Stock Company
SAB Special Assessment Bonds

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Emerging Markets Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Emerging Markets Fund, Inc.

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Emerging Markets Fund, Inc.

Date: June 23, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Emerging Markets Fund, Inc.

Date: June 23, 2026